INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DOMESTIC AND FOREIGN COMPONENTS

The components of income before income taxes were as follows:

	Years ended December 31,
	2023	2024	2025
Domestic (Cayman Islands)	$-	$(1,062,815)	$(1,490,142)
Foreign	12,181,382	11,899,328	22,244,114

Income before income taxes	$12,181,382	$10,836,513	$20,753,972

SCHEDULE OF PROVISION FOR INCOME TAXES

The components of the provision for income tax expense were as follows:

	Years ended December 31,
	2023	2024	2025
Current income tax expense:
Domestic	$-	$-	$-
Foreign	1,767,811	2,410,265	4,206,889
Total	1,767,811	2,410,265	4,206,889

Deferred income tax expense (benefit):
Domestic	-	-	-
Foreign	96,390	5,477	(7,069)
Total	96,390	5,477	(7,069)

Total income tax expense	$1,864,201	$2,415,742	$4,199,820

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The summary of effective income tax rates by the governing countries is as follows:-

	Income Tax Rate
Jurisdiction	2023	2024	2025
France	25%	25%	25%
Australia	30%	30%	30%
South Korea	9.9%	9.9%	9.9%
Japan	34%	34%	34%
United Kingdom	25%	25%	25%
Singapore	17%	17%	17%

SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE

The reconciliation of the actual income taxes to the amount of tax computed by the applying Singapore tax rate (17% for 2023, 2024 and 2025) to pre-tax income is as follows:

	Years ended December 31,
	2023		2024		2025
Income tax expense at statutory tax rate	$2,070,835	17%	$1,842,207	17%	$3,528,175	17%
Effect of differences between statutory tax rates and foreign effective tax rates (i)	(44,903)	0%	242,191	2%	(32,887)	(0)%
Income not subject to taxes	(935,003)	(8)%	(3,263)	(0)%	(2,053,981)	(10)%
Expenses not subject to tax deduction	258,086	2%	239,505	2%	546,262	3%
Net operating losses	1,060	0%	241,212	2%	2,129,290	10%
Other tax adjustments	514,126	4%	(146,110)	(1)%	82,961	0%
Income tax expense and effective income tax rate	$1,864,201	15%	$2,415,742	22%	$4,199,820	20%

(i)	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the years ended December 31, 2023, 2024, and 2025.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2024	2025
Deferred tax assets:
Allowance for obsolete stocks	$162,108	$164,589
Allowance for expected credit losses	2,363	-
Provision for warranty liabilities	356,140	366,562
Depreciation	-	3,409
Provision for employee related obligations	112,406	158,573
Other items	19,042	10,678

Total deferred tax assets	652,059	703,811

Deferred tax liabilities:
Property, plant and equipment	(15,478)	(19,683)
Other items	-	(10,712)
Total deferred tax liabilities	(15,478)	(30,395)

Non-current deferred tax assets, net	$636,581	$673,416

SCHEDULE OF CUMULATIVE NET OPERATING LOSSES

As of December 31, 2025, the cumulative net operating losses which can be carried forward to offset future taxable income are as follows:

Tax regimes of the country	Expiration date	Amount
Singapore	Indefinite	$7,135,877
United Kingdom	Indefinite	116,879
Japan	2035	1,878,109
South Korea	2035	1,001,991
Total		$10,132,856

SCHEDULE OF INCOME TAX NET OF REFUNDS

The following table presents supplemental cash flow information related to income taxes paid (net of refunds received):

Year ended December 31, 2025
Domestic	$-
Foreign:
Japan	342,990
Singapore	2,362,347
Other countries	(24,051)
Total	$2,681,286